Prepaid expenses and other receivables	12 Months Ended
Mar. 31, 2021
Prepaid expenses and other receivables
Prepaid expenses and other receivables
5	Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	March 31,
	2020	2021	2021
	RMB	RMB	US$

Prepaid expenses	38,760	43,012	6,565
VAT tax receivables	856	—	—
Other receivables	5,169	4,776	729
Total prepaid expenses and other receivables	44,785	47,788	7,294

Other receivables mainly include advance payments to employees and prepayments.